Intangible assets - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 13,582
Ending balance	13,851	$ 10,147
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,844	11,312
Additions	296
Transfers		(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(1)
Ending balance	15,139	11,306
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,262)	(1,133)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(1)
Amortisation, intangible assets other than goodwill	(26)	(25)
Ending balance	(1,288)	(1,159)
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	12,111	10,075
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,985	11,144
Additions	195
Transfers		0
Ending balance	13,180	11,144
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,069)	(1,069)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	(1,069)	(1,069)
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	713	0
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	631	0
Additions	82
Transfers		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	713	0
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	0	0
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	983	0
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,052	0
Additions	0
Transfers		0
Ending balance	1,052	0
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(50)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	(19)	0
Ending balance	(69)	0
Software
Disclosure of detailed information about intangible assets [line items]
Ending balance	44	72
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	176	168
Additions	19
Transfers		(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(1)
Ending balance	194	162
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(143)	(64)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(1)
Amortisation, intangible assets other than goodwill	(7)	(25)
Ending balance	(150)	$ (90)
Licences [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through net exchange differences, intangible assets other than goodwill	$ 0